Non-current assets held for sale	12 Months Ended
Dec. 31, 2023
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Non-current Assets Held For Sale
16.
Non-current
assets held for sale
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2023	December 31, 2022
Real Estate held for sale - Fisherton	478,476	453,724
Real Estate held for sale - Mendoza	155,915	154,682
Real Estate held for sale - Villa Lynch	125,301	—
Real Estate held for sale - Bernal	92,503	92,503

TOTAL	852,195	700,909

Based on the reports prepared by the independent appraiser relied upon by the Bank to assess the impairment of its property, it was determined that the carrying amount of the properties mentioned below exceeds its recoverable value, and, as a result, their carrying amount needs to be written down to the recoverable value. The impairment loss is disclosed in Note 30 – Other operating income, Other operating income.
The impairment for
non-current
assets held for sale is reported below:

	December 31, 2023	December 31, 2022
Real Estate held for sale - Fisherton	(247,694)	(272,440)
Real Estate held for sale - Mendoza	—	(1,233)

TOTAL	(247,694)	(273,673)